Other Receivables and Prepayments, Net (Details Textual) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Receivables and Prepayments, Net (Textual)
Bad debts	$ 499	$ 16,403	$ 32,213